BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated September 22, 2014 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated August 29, 2014

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, Rail-Splitter Capital Management, LLC (“Rail-Splitter”) will serve as a sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The lists of sub-advisers to the Fund in the “Principal Investment Strategies” section on page 4 of the Prospectus, “Management of the Fund” section on page 11 of the Prospectus, and “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section on page 13 of the Prospectus are revised to include Rail-Splitter and, as applicable, its corresponding strategy:

Rail-Splitter Capital Management, LLC – Fundamental Strategies